Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01
Common Stock, Shares Authorized		750,000,000	750,000,000
Common Stock, Shares, Outstanding	439,446,318	407,289,618	399,184,128